UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE

           68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 12/31/10

Item 1.  Schedule of Investments.

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2010
Shares				Market Value

	EXCHANGE TRADED FUNDS - 98.24%
	EQUITY FUND - 98.24%
170,900	SPDR S&P 500 ETF Trust *
	TOTAL EXCHANGE TRADED FUNDS			$ 21,495,802
	( Cost - $19,347,392)

	PURCHASED OPTIONS - 1.53% **
40	S&P 100 Index Call
	Expiration January 2011, Exercise Price $540			108,800
40	S&P 100 Index Call
	Expiration January 2011, Exercise Price $590			2,000
1,709	SPDR S&P 500 ETF Trust Put
	Expiration February 2011, Exercise Price $120			223,879
	TOTAL PURCHASED OPTIONS			334,679
	( Cost - $328,305)

	SHORT-TERM INVESTMENTS - 0.64%
	MONEY MARKET FUND - 0.64%
138,868	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.21% +			138,868
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $138,868)

	TOTAL INVESTMENTS - 100.41%
	( Cost - $19,814,565) (a)			21,969,349
	CALL OPTIONS WRITTEN - (1.29) %			(283,152)
	OTHER ASSETS LESS LIABILITIES - 0.88%			194,239
	NET ASSETS - 100.00%			$ 21,880,436

	SCHEDULE OF CALL OPTIONS WRITTEN - (1.29) % **
40	S&P 100 Index
	Expiration January 2011, Exercise Price $560			$ 42,400
40	S&P 100 Index
	Expiration January 2011, Exercise Price $570			22,000
1,709	SPDR S&P 500 ETF Trust
	Expiration January 2011, Exercise Price $127			218,752
	TOTAL OPTIONS WRITTEN			$ 283,152
	( Cost - $202,621)

+ Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2010.
* Subject to written option.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 2,154,784
	Unrealized depreciation			-
	Net unrealized appreciation			$ 2,154,784
Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,495,802	$ -	$ -	$ 21,495,802
Purchased Options	$ 334,679	-	-	$ 334,679
Short-Term Investments	$ -	138,868	-	$ 138,868
Total	$ 21,830,481	$ 138,868	$ -	$ 21,969,349

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 283,152	$ -	$ -	$ 283,152
Total	$ 283,152	$ -	$ -	$ 283,152
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

2/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

2/7/11

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date

2/7/11